Victory Variable Insurance Funds II
Victory Pioneer High Yield

VCT Portfolio
(formerly, Pioneer High Yield VCT Portfolio)
Schedule of Investments | March 31, 2025

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.9%
	Senior Secured Floating Rate Loan Interests — 1.7% of Net Assets*(a)
	Auto Parts & Equipment — 0.5%
155,190	First Brands Group LLC, First Lien 2021 Term Loan, ( Term SOFR + 500 bps ), 3/30/27	$ 144,424
	Total Auto Parts & Equipment	$144,424
	Building & Construction Products — 0.1%
24,812	MI Windows and Doors LLC, Term B-2 Loan, 7.325% (Term SOFR + 300 bps), 3/28/31	$ 24,445
	Total Building & Construction Products	$24,445
	Computer Services — 0.1%
29,925	Amentum Holdings, Inc., Initial Term Loan, 6.575% (Term SOFR + 225 bps), 9/29/31	$ 29,088
	Total Computer Services	$29,088
	Cruise Lines — 0.2%
64,675	LC Ahab US Bidco LLC, Initial Term Loan, 7.325% (Term SOFR + 300 bps), 5/1/31	$ 65,160
	Total Cruise Lines	$65,160
	Electric-Generation — 0.2%
54,725	Alpha Generation LLC, Initial Term B Loan, 7.075% (Term SOFR + 275 bps), 9/30/31	$ 54,827
	Total Electric-Generation	$54,827
	Medical-Drugs — 0.6%
130,000(b)	Bausch Health Cos, Inc., Term Loan B, 9/25/30	$ 125,775
29,850	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.325% (Term SOFR + 400 bps), 4/23/31	29,589
	Total Medical-Drugs	$155,364
	Total Senior Secured Floating Rate Loan Interests (Cost $482,586)	$473,308

Shares
	Common Stock — 0.5% of Net Assets
	Passenger Airlines — 0.5%
6,730(c)	Grupo Aeromexico SAB de CV	$ 134,285
	Total Passenger Airlines	$134,285
	Total Common Stock (Cost $59,663)	$134,285

Principal Amount USD ($)
	Convertible Corporate Bonds — 0.7% of Net Assets
	Commercial Services — 0.3%
90,000	Global Payments, Inc., 1.50%, 3/1/31	$ 84,780
	Total Commercial Services	$84,780
	Entertainment — 0.4%
142,000(d)	DraftKings Holdings, Inc., 3/15/28	$ 123,611
5,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	5,175
	Total Entertainment	$128,786
	Total Convertible Corporate Bonds (Cost $222,427)	$213,566

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Corporate Bonds — 90.2% of Net Assets
	Advertising — 1.7%
184,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 151,958
125,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	108,456
231,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	219,983
	Total Advertising	$480,397
	Aerospace & Defense — 1.4%
200,000	Efesto Bidco S.p.A Efesto US LLC, 7.50%, 2/15/32 (144A)	$ 195,018
60,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	58,724
65,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	69,341
70,000	Spirit AeroSystems, Inc., 9.75%, 11/15/30 (144A)	77,269
	Total Aerospace & Defense	$400,352
	Airlines — 2.5%
147,223(e)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 140,304
27,125	American Airlines Pass-Through Trust, 3.95%, 7/11/30	25,549
29,167	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	29,087
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	53,816
163,156(a)	Gol Finance S.A., 14.824% (1 Month Term SOFR + 1,050 bps), 4/29/25 (144A)	168,051
125,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	120,297
150,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	151,603
	Total Airlines	$688,707
	Auto Manufacturers — 1.5%
89,000	Ford Motor Co., 6.10%, 8/19/32	$ 87,265
300,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	258,035
80,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	82,214
	Total Auto Manufacturers	$427,514
	Banks — 2.2%
200,000(f)(g)	Barclays Plc, 7.625% (5 Year USD Swap Rate + 369 bps)	$ 195,589
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	14,922
150,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	165,275
250,000	KeyBank N.A., 4.90%, 8/8/32	238,940
	Total Banks	$614,726
	Building Materials — 2.3%
133,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 136,506
165,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	147,612
210,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	172,987
55,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	54,512
61,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	54,829
40,000	Quikrete Holdings, Inc., 6.375%, 3/1/32 (144A)	40,254
30,000	Quikrete Holdings, Inc., 6.75%, 3/1/33 (144A)	29,864
	Total Building Materials	$636,564
	Chemicals — 5.5%
140,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 146,310
75,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	64,641
217,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	211,366
153,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	146,216
60,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	62,556

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals — (continued)
285,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	$ 295,891
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	196,721
EUR153,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	173,496
302,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	258,279
	Total Chemicals	$1,555,476
	Coal — 0.8%
220,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 230,534
	Total Coal	$230,534
	Commercial Services — 5.4%
35,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 35,446
215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	215,685
95,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	92,658
135,000	Block, Inc., 6.50%, 5/15/32 (144A)	136,361
208,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	186,162
55,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	56,692
80,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	81,988
135,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	132,733
169,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	155,975
76,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	75,889
69,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	69,054
280,000	Sotheby's, 7.375%, 10/15/27 (144A)	269,587
	Total Commercial Services	$1,508,230
	Computers — 0.5%
30,000	Amentum Holdings, Inc., 7.25%, 8/1/32 (144A)	$ 29,510
90,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	86,600
17,000	NCR Voyix Corp., 5.125%, 4/15/29 (144A)	16,191
	Total Computers	$132,301
	Distribution/Wholesale — 0.8%
207,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 212,329
	Total Distribution/Wholesale	$212,329
	Diversified Financial Services — 6.1%
135,000(g)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 134,136
95,000	Focus Financial Partners LLC, 6.75%, 9/15/31 (144A)	93,687
10,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	9,771
55,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	55,347
65,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	66,010
25,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	25,276
150,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	157,291
240,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	243,943
130,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	129,667
56,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	56,773
152,000	OneMain Finance Corp., 3.50%, 1/15/27	145,682
90,000	OneMain Finance Corp., 9.00%, 1/15/29	94,447
30,000	Planet Financial Group LLC, 10.50%, 12/15/29 (144A)	30,107
195,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	199,570

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
108,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	$ 104,125
170,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	167,150
	Total Diversified Financial Services	$1,712,982
	Electric — 3.1%
180,000(g)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 171,528
30,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	30,019
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	92,245
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	55,692
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	157,636
90,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	92,662
122,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	115,845
145,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	151,851
	Total Electric	$867,478
	Electrical Components & Equipments — 0.3%
70,000	WESCO Distribution, Inc., 6.375%, 3/15/33 (144A)	$ 70,353
	Total Electrical Components & Equipments	$70,353
	Entertainment — 1.8%
100,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	$ 99,958
100,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	101,369
25,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	25,610
235,000(h)	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	230,948
60,000(h)	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.875%, 4/15/31 (144A)	57,839
	Total Entertainment	$515,724
	Environmental Control — 0.7%
198,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 186,763
	Total Environmental Control	$186,763
	Food — 0.5%
40,000(e)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	$ 43,478
25,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	25,812
80,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	82,211
	Total Food	$151,501
	Forest Products & Paper — 0.5%
173,000	Mercer International, Inc., 5.125%, 2/1/29	$ 148,258
	Total Forest Products & Paper	$148,258
	Healthcare-Products — 0.6%
155,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 157,578
	Total Healthcare-Products	$157,578
	Healthcare-Services — 3.0%
315,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 276,452
255,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	240,581
323,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	322,069
	Total Healthcare-Services	$839,102
	Internet — 0.8%
240,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 232,334
	Total Internet	$232,334

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Iron & Steel — 1.4%
113,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 108,431
60,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	57,572
30,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	29,290
202,000	TMS International Corp., 6.25%, 4/15/29 (144A)	188,046
	Total Iron & Steel	$383,339
	Leisure Time — 2.4%
195,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 193,634
22,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	21,954
135,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	140,699
90,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	94,665
90,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	89,944
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	69,020
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	78,651
	Total Leisure Time	$688,567
	Lodging — 2.9%
30,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 30,063
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	203,828
142,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	133,079
250,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	248,805
120,000	MGM Resorts International, 6.50%, 4/15/32	117,671
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	90,661
	Total Lodging	$824,107
	Media — 5.0%
744,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 634,515
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	35,559
380,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	275,549
120,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	125,022
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	174,078
200,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	173,785
	Total Media	$1,418,508
	Mining — 3.7%
154,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 146,095
310,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	317,352
169,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	165,027
306,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	312,417
100,000	Taseko Mines, Ltd., 8.25%, 5/1/30	102,097
	Total Mining	$1,042,988
	Miscellaneous Manufacturing — 1.6%
130,000	Amsted Industries, Inc., 6.375%, 3/15/33 (144A)	$ 129,310
20,000	Axon Enterprise, Inc., 6.125%, 3/15/30 (144A)	20,184
20,000	Axon Enterprise, Inc., 6.25%, 3/15/33 (144A)	20,206
274,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	284,051
	Total Miscellaneous Manufacturing	$453,751
	Oil & Gas — 7.3%
140,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	$ 134,658
170,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	172,630

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
190,291	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	$ 176,733
100,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	103,199
45,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	46,425
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	47,548
169,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	157,894
40,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	38,200
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	192,301
163,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	159,134
140,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	135,244
90,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	89,947
34,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	33,218
60,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	62,316
22,619	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	23,106
80,000	Transocean, Inc., 6.80%, 3/15/38	61,298
50,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	48,874
50,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	48,584
200,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	183,125
145,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	140,965
	Total Oil & Gas	$2,055,399
	Oil & Gas Services — 0.8%
108,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 110,521
100,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	101,707
	Total Oil & Gas Services	$212,228
	Packaging & Containers — 2.6%
299,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 278,423
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	201,360
55,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	53,694
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	101,978
40,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	40,486
65,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	67,285
	Total Packaging & Containers	$743,226
	Pharmaceuticals — 5.0%
286,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 260,594
145,000	Bausch Health Cos., Inc., 6.125%, 2/1/27 (144A)	147,030
200,000(h)	Bausch Health Cos., Inc., 10.00%, 4/15/32 (144A)	198,773
80,000(g)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	80,631
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	174,381
295,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	258,082
102,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
305,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	298,004
136,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$1,417,495
	Pipelines — 4.3%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 140,066
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	263,415
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	115,255
85,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	88,047

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
110,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	$ 110,782
100,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	103,853
40,000(g)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	40,469
185,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	188,804
110,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	111,571
40,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	42,892
	Total Pipelines	$1,205,154
	Real Estate — 0.6%
192,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 171,728
	Total Real Estate	$171,728
	REITS — 2.1%
195,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	$ 199,431
200,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	133,318
30,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	30,754
140,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	125,748
94,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	99,855
	Total REITS	$589,106
	Retail — 4.5%
115,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	$ 120,782
95,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	97,917
132,000	Gap, Inc., 3.625%, 10/1/29 (144A)	119,069
235,000	Gap, Inc., 3.875%, 10/1/31 (144A)	202,710
177,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	168,906
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	253,367
35,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	36,326
300,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	274,139
	Total Retail	$1,273,216
	Telecommunications — 2.6%
260,000	Altice France S.A., 5.125%, 7/15/29 (144A)	$ 203,666
200,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	182,346
137,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	146,795
195,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	198,531
	Total Telecommunications	$731,338
	Transportation — 1.4%
229,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 204,196
149,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	134,958
55,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	52,860
	Total Transportation	$392,014
	Total Corporate Bonds (Cost $25,843,951)	$25,371,367

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
80(c)	Option Care Health, Inc., 7/27/25	$ 1,163
80(c)	Option Care Health, Inc., 12/31/25	787
	Total Health Care Providers & Services	$1,950

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Trading Companies & Distributors — 0.0%†
GBP6,300(c)	Avation Plc, 1/1/59	$ 2,034
	Total Trading Companies & Distributors	$2,034
	Total Rights/Warrants (Cost $—)	$3,984

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(c)(i)+	Lorenz Re 2019, 6/30/25	$ 188
	Total Reinsurance Sidecars	$188
	Total Insurance-Linked Securities (Cost $3,644)	$188

Shares
	SHORT TERM INVESTMENTS — 4.8% of Net Assets
	Open-End Fund — 4.8%
1,355,201(j)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 1,355,201
		$1,355,201
	TOTAL SHORT TERM INVESTMENTS (Cost $1,355,201)	$1,355,201
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.9% (Cost $27,967,472)	$27,551,899
		Net Realized Gain (Loss) for the period ended 3/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 3/31/25	Capital Gain Distributions for the period ended 3/31/25	Dividend Income for the period ended 3/31/25	Value
	Affiliated Issuer — 2.6%
	Closed-End Fund — 2.6% of Net Assets
80,577(k)	Pioneer ILS Interval Fund	$—	$(1,611)	$—	$—	$ 717,938
	Total Investments in Affiliated Issuer — 2.6% (Cost $810,891)					$717,938
	OTHER ASSETS AND LIABILITIES — (0.5)%					$(131,101)
	net assets — 100.0%					$28,138,736

bps	Basis Points.
CMT	Constant Maturity Treasury.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $22,521,358, or 80.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,644	$ 188
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	177,895	EUR	170,000	State Street Bank & Trust Co.	4/30/25	$(6,223)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(6,223)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
750,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(37,478)	$(2,549)	$(40,027)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(37,478)	$(2,549)	$(40,027)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
USD — United States Dollar
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$473,308	$—	$473,308
Common Stock	—	134,285	—	134,285
Convertible Corporate Bonds	—	213,566	—	213,566
Corporate Bonds
Pharmaceuticals	—	1,417,495	0*	1,417,495

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

	Level 1	Level 2	Level 3	Total
All Other Corporate Bonds	$—	$23,953,872	$—	$23,953,872
Rights/Warrants
Health Care Providers & Services	—	1,950	—	1,950
Trading Companies & Distributors	2,034	—	—	2,034
Insurance-Linked Securities
Reinsurance Sidecars	—	—	188	188
Open-End Fund	1,355,201	—	—	1,355,201
Affiliated Closed-End Fund	717,938	—	—	717,938
Total Investments in Securities	$2,075,173	$26,194,476	$188	$28,269,837
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(6,223)	$—	$(6,223)
Centrally cleared swap contracts^	—	(2,549)	—	(2,549)
Total Other Financial Instruments	$—	$(8,772)	$—	$(8,772)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended March 31, 2025, there were no transfers in or out of Level 3.